NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund	Nationwide Money Market Fund
Nationwide Bond Index Fund	Nationwide S&P 500 Index Fund
Nationwide Enhanced Income Fund	Nationwide Short Duration Bond Fund
Nationwide Fund	Nationwide Small Cap Index Fund
Nationwide Government Bond Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Growth Fund	Nationwide Value Fund
Nationwide International Index Fund	Nationwide Value Opportunities Fund
Nationwide International Value Fund
Nationwide Large Cap Value Fund
Nationwide Mid Cap Market Index Fund

     Supplement dated September 28, 2009 to the
Statement of Additional Information dated March 2, 2009
(as revised May 26, 2009)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

The subsection entitled “Waiver of Class A and Class D Sales Charges” on pages 66 and 67 is hereby deleted in its entirety and replaced with the following:

Waiver of Class A and Class D Sales Charges*

     You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales charges. To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other intermediary at the time of your purchase that you qualify for such a reduction or waiver. If you do not inform Customer Service or your intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver to which you are entitled. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.

     The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by NFD:

(1) shares sold to other registered investment companies affiliated with NFG,

(2) shares sold:

(a) to any pension, profit sharing, or other employee benefit plan for the employees of NFG, any of its affiliated companies, or investment advisory clients and their affiliates;
(b) to any endowment or non-profit organization;
(c) 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans and other retirement accounts;
(d) to any life insurance company separate account registered as a unit investment trust;
(e) to Trustees and retired Trustees of the Trust (including its predecessor Trusts);

(f) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of NFA and its affiliates;
(g) to directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;
(h) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees; and
(i) to any person who pays for the shares with the proceeds from sales of Class D shares of a Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead.

(3) Class A shares sold:

(a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for those persons;
(b) to any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives, or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor; (c) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code;
(d) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund;
(e) to any person who previously owned IRA Class shares of the Nationwide Short Duration Bond Fund (Class A shares of Nationwide Short Duration Bond Fund only); and
(f) to any person purchasing through a broker-dealer or other financial intermediary that agrees to waive its right to receive all of the Dealer Commission as described above.

* Only provision 2(i) applies to the Class A shares of the Nationwide Short Duration Bond Fund. Within the special class structure of the Nationwide Short Duration Bond Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Nationwide Short Duration Bond Fund (each of these other classes has no front-end sales charge). See the Nationwide Short Duration Bond Fund’s Prospectus for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

     Supplement dated September 28, 2009
to the Statement of Additional Information dated March 2, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

The subsection entitled “Waiver of Class A Sales Charges” on pages 59 and 60 is hereby deleted in its entirety and replaced with the following:

Waiver of Class A Sales Charges

You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales charges. To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other intermediary at the time of your purchase that you qualify for such a reduction or waiver. If you do not inform Customer Service or your intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver to which you are entitled. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.

The sales charge applicable to Class A shares may be waived for the following purchases due to the reduced marketing effort required by NFD:

(1) shares sold to other registered investment companies affiliated with NFG,

(2) shares sold:

(a) to any pension, profit sharing, or other employee benefit plan for the employees of NFG, any of its affiliated companies, or investment advisory clients and their affiliates;
(b) to any endowment or non-profit organization;
(c) 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans and other retirement accounts;

(d) to any life insurance company separate account registered as a unit investment trust;
(e) to Trustees and retired Trustees of the Trust (including its predecessor Trusts);
(f) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, (“Immediate Relatives”)), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of NFA and its affiliates;
(g) to directors, officers, and full-time employees, their spouses (including domestic partners), children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;
(h) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees; and
(i) to any person who pays for the shares with the proceeds from sale(s) of Class D shares of another Nationwide Fund.

(3) Class A shares sold:

(a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for those persons;
(b) to any directors, officers, full-time employees, sales representatives and their employees, their spouses (including domestic partners), children or Immediate Relatives, or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor; (c) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code;
(d) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund; and
(e) to any person purchasing through a broker-dealer or other financial intermediary that agrees to waive its right to receive all of the Dealer Commission as described above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE